Taxes, Deferred Tax Assets and Liabilities (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Deferred tax liabilities relating to temporary differences [Abstract]
Intangible assets	$ 0	$ (4,746,000)	$ (4,050,000)
Property, plant and equipment	0	(12,841,000)	(6,551,000)
Receivables	0	0	(25,000)
Right of use assets	0	(2,234,000)	(2,269,000)
Other	(1,567,000)	0	0
Deferred tax liabilities	(1,567,000)	(19,821,000)	(12,895,000)
Deferred tax assets related to temporary differences [Abstract]
Provisions and accruals	805,000	6,981,000	3,785,000
Capital raising transaction costs	0	7,833,000	1,960,000
Tax losses	0	2,682,000	0
Lease liability	0	2,234,000	2,269,000
Other	762,000	91,000	89,000
Total	1,567,000	19,821,000	8,103,000
Net deferred tax liability	0	0	(4,792,000)
Less: temporary differences not previously recognized	0	0	4,792,000
Net deferred tax recognized in the Consolidated Statement of Financial Position, Liabilities	$ 0	$ 0	$ 0